Cambria ETF Trust

Cambria Covered Call Strategy ETF (CCOV)

Supplement dated June 19, 2019 to the Statutory Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2018, as each may be amended or supplemented

Effective immediately, the trading symbol for the Cambria Covered Call Strategy ETF (the “Fund”) is CANA.

Accordingly, any reference to the Fund’s previous trading symbol (CCOV) is hereby replaced with a reference to CANA.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SK-021-0100